DISCONTINUED OPERATIONS - Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Comprehensive income (loss) from continuing operations attributable to Brookfield Business Partners	$ (531)	$ 839	$ (25)
Comprehensive income (loss) from continuing operations attributable to non-controlling interests	(454)	(62)	(83)
Total	(985)	777	(108)
Comprehensive income (loss) from discontinued operations attributable to Brookfield Business Partners	1,044	145	108
Comprehensive income (loss) from discontinued operations attributable to non-controlling interests	2,739	371	296
Total	$ 3,783	$ 516	$ 404